Financial risk management objectives and policies - Contractual Undiscounted Future Cash Flow Requirements (Details) $ in Millions	Mar. 29, 2020 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 136.8
Foreign exchange forward contracts	7.8
Lease obligations	326.8
Pension obligation	2.8
Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 159.3
Interest rate on borrowings (as a percent)	5.10%
Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Note payable	$ 3.0
Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	37.8
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	136.8
Foreign exchange forward contracts	7.8
Lease obligations	49.0
Pension obligation	0.0
2021 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2021 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Note payable	3.0
2021 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	8.1
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	50.0
Pension obligation	0.0
2022 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2022 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Note payable	0.0
2022 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	8.1
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	49.5
Pension obligation	0.0
2023 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2023 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Note payable	0.0
2023 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	8.1
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	44.5
Pension obligation	0.0
2024 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
2024 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Note payable	0.0
2024 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	8.1
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	43.0
Pension obligation	0.0
2025 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	159.3
2025 | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Note payable	0.0
2025 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	5.4
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	90.8
Pension obligation	2.8
Thereafter | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	0.0
Thereafter | Note payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Note payable	0.0
Thereafter | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 0.0